Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 2,084,674	$ 3,544,837
Trade and other receivables	28,790	71,115
Other assets	8,450	7,840
Total current assets	2,121,914	3,623,792
Non-current assets
Property, plant and equipment	58,128	77,698
Right-of-use asset	97,562	255,463
Intangible assets	4,431,894	1,297,263
Bank guarantee	65,109	65,109
Total non-current assets	4,652,693	1,695,533
Total assets	6,774,607	5,319,325
Current liabilities
Trade and other payables	4,212,476	1,991,536
Unearned revenue	9,903
Current employee entitlements	482,809	454,342
Current financial liabilities
Current lease liability	102,956	128,559
Current deferred consideration	1,480,653
Total current liabilities	6,288,797	2,574,437
Non-current liabilities
Non-current lease liability		130,722
Non-current employee entitlements	64,924	55,622
Non-current financial liabilities
Non-current deferred consideration	1,802,533
Total non-current liabilities	1,867,457	186,344
Total liabilities	8,156,254	2,760,781
Net (liabilities)/assets	(1,381,647)	2,558,544
Equity
Issued capital	53,143,960	46,779,703	[1]
Share-based payment reserve	15,381,555	5,734,601
Unlisted options reserve	2,741,457	2,741,457
Foreign currency translation reserve	(133,928)	(86,542)
Accumulated losses	(78,627,642)	(52,610,675)
Pre-Funded Warrants	6,112,951
Total (deficit)/equity	$ (1,381,647)	$ 2,558,544

[1]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.